Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill
Schedule of key assumptions used for the annual impairment test of goodwill

	As of December 31,
	2024	2025
Pre-tax discount rate	18.6%	19.0%
Estimated growth rate	2.0%	2.0%